Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Debt

12.Debt

Italian Economic Development Agency Loan

In May 2014, the Company entered into a loan agreement with an Italian economic development agency in connection with a grant. In February 2016, the Company received a second tranche of financing under this loan agreement. Borrowings under the loan totaled €1.2 million (approximately $1.4 million at September 30, 2021), and the loan bears interest at 0.332% per annum. The Company is required to make annual principal and interest payments from January 2017 through January 2024.

Intesa Sanpaolo Loan

In November 2019, the Company entered into a loan agreement with Intesa Sanpaolo. Borrowings under the loan totaled €2.4 million (approximately $2.8 million at September 30, 2021), net of transaction costs of €0.1 million (approximately $0.1 million at September 30, 2021), and the loan bears interest at base rate of 2.3% plus the 3-month Euribor rate per annum. The Company is required to make payments of interest only on borrowings under the loan agreement on a quarterly basis through and including October 31, 2021 (the interest only termination date), after which payments of principal in equal quarterly installments and accrued interest will be due until the loan matures on October 31, 2029.

During the year ended December 31, 2020, the Company borrowed an aggregate of additional €5.0 million (approximately $5.8 million at September 30, 2021), net of transaction costs of approximately €13,000 (approximately $14,000 at September 30, 2021). The additional borrowings under the loan had the same terms and repayment schedule as the November 2019 loan.

In March 2021, the Company entered into another loan agreement with Intesa Sanpaolo for aggregate borrowing of up to €5.0 million. Borrowings under the second loan agreement upon closing and as of September 30, 2021, totaled €5.0 million (approximately $5.8 million at September 30, 2021), net of transaction costs of €0.2 million (approximately $0.2 million at September 30, 2021), and the loan bears interest at base rate of 0.701%. The Company is required to make payments of interest only on borrowings under the loan agreement on a monthly basis through March 2023 (the interest only termination date), after which payments of principal in equal monthly installments and accrued interest will be due until the loan matures on March 26, 2024.

Horizon 2020 Loan

In December 2019, as part of the Horizon 2020 Grant (see Note 9), the Company entered into a loan agreement with the Italian Finance Ministry. Borrowings under the loan totaled €0.3 million (approximately $0.3 million at September 30, 2021), net of transaction costs and discounts of approximately €21,000 (approximately $25,000 at September 30, 2021), and the loan bears interest at 0.171% per annum. The Company is required to make payments of interest only on borrowings under the loan agreement on a semiannual basis through and including June 30, 2020 (the interest only termination date), after which payments of principal in equal semiannual installments and accrued interest will be due until the loan matures on June 30, 2028.

In October 2020, the Company borrowed an additional €0.2 million (approximately $0.2 million at September 30, 2021), net of transaction costs of approximately €19,000 (approximately $22,000 at September 30, 2021). The additional borrowings under the loan had the same terms and repayment schedule as the December 2019 loan.

RIF Shareholders Loan

In August 2020, as part of the RIF financing transaction (see Note 11), the Company entered into a loan agreement with the shareholders of RIF. Borrowings under the loan totaled €14.5 million (approximately $16.8 million at September 30, 2021), net of transaction costs of €0.5 million (approximately $0.6 million at September 30, 2021), and the loan bears interest at 6.35% per annum. The Company is required to make payments of interest only on borrowings under the loan agreement on an annual basis starting December 31, 2020 and through and including December 30, 2022 (the interest only termination date), after which payments of principal in equal annual installments and accrued interest will be due until the loan matures on December 31, 2030. If either party exercises its call option or put option on the equity investment as part of the RIF Transaction, the unpaid principal and accrued interest as of that date must be paid by the Company.

UniCredit Loan

In November 2020, the Company entered into a loan agreement with UniCredit. Borrowings under the loan totaled €4.9 million (approximately $5.7 million at September 30, 2021), net of transaction costs and discounts of €0.1 million (approximately $0.1 million at September 30, 2021), and the loan bears interest at 2.12% per annum. The Company is required to make payments of principal and accrued interest on a semiannual basis starting December 10, 2021 until the loan matures on December 10, 2027.

Future principal payments in connection to debt outstanding as of September 30, 2021 are as follows (in thousands):

2021 (excluding the nine months ended September 30, 2021)	$38
2022	2,230
2023	7,902
2024	5,606
2025	4,290
Thereafter	17,468
$37,534

12.	Debt

Italian Economic Development Agency Loan

In May 2014, the Company entered into a loan agreement with an Italian economic development agency in connection with a grant. In February 2016, the Company received a second tranche of financing under this loan agreement. Borrowings under the loan totaled €1.2 million (approximately $1.5 million at December 31, 2020), and the loan bears interest at 0.332% per annum. The Company is required to make annual principal and interest payments from January 2017 through January 2024.

2019 Convertible Promissory Notes

In August 2019, the Company issued $2.5 million in convertible promissory notes (the “2019 Bridge Notes”) to PureTech and SSD2 LLC, current stockholders of the Company. The 2019 Bridge Notes have a stated interest rate of 8.0% per annum and shall become due and payable on demand at any time after December 31, 2019, with payment due in 30 days. Principal and unpaid accrued interest due under the 2019 Bridge Notes automatically converts into a class of the Company’s stock issued in the Company’s next qualified financing, as defined, based on a conversion price equal to 95% of the price per share paid by the other investors in the financing if it closes prior to November 30, 2019, with the conversion price to be further reduced to a minimum of 85% if the qualified financing closes after November 30, 2019.

In October 2019, the Company amended and restated the terms of the 2019 Bridge Notes to increase the aggregate principal amount that can be raised to $10.8 million, with the notes becoming due and payable upon demand within 30 days any time after November 30, 2019, and the conversion price was reduced to 75%. In October 2019, the Company issued an additional $6.3 million of 2019 Bridge Notes to PureTech and SSD2 LLC. In November 2019, the Company issued an additional $2.0 million of 2019 Bridge Notes to PureTech and SSD2 LLC.

In December 2019, a qualified financing as defined by the 2019 Bridge Note Agreement occurred, when the Company issued 2,269,831 shares of Series 3 Growth redeemable convertible preferred stock (“Series 3 Growth”) at an issuance price of $17.27 per share (see Note 14). In connection with the qualified financing, the conversion price of the 2019 Bridge Notes was adjusted to 90%, and the Company issued 703,439 shares of Series 3 Growth upon the conversion of $10.8 million outstanding principal and $0.1 million accrued interest at a conversion price of $15.54 per share.

The Company concluded the 2019 Bridge Notes and its related features are within the scope of ASC 825, Financial Instruments, as a combined financial instrument, and the Company elected the fair value option where changes in fair value of the 2019 Bridge Notes are measured through the accompanying consolidated statement of operations until settlement. The 2019 Bridge Notes had an estimated fair value of $12.1 million at the date of conversion. The Company recorded interest expense of $0.1 million and a loss of $1.2 million the change in estimated fair value prior to conversion in connection with the 2019 Bridge Notes during the year ended December 31, 2019.

Intesa Sanpaolo Loan

In November 2019, the Company entered into a loan agreement with Intesa Sanpaolo. Borrowings under the loan totaled €2.4 million (approximately $3.0 million at December 31, 2020), net of transaction costs of €0.1 million (approximately $0.1 million at December 31, 2020), and the loan bears interest at base rate of 2.3% plus the 3-month Euribor rate per annum. The Company is required to make payments of interest only on borrowings under the loan agreement on a quarterly basis through and including October 31, 2021 (the interest only termination date), after which payments of principal in equal quarterly installments and accrued interest will be due until the loan matures on October 31, 2029. The Company pledged certain manufacturing facilities, excluding equipment, as collateral under this loan agreement.

During the year ended December 31, 2020, the Company borrowed an additional €5.0 million (approximately $6.1 million at December 31, 2020), net of transaction costs of approximately €13,000 (approximately $15,000 at December 31, 2020). The additional borrowings under the loan had the same terms and repayment schedule as the November 2019 loan.

Horizon 2020 Loan

In December 2019, as part of the Horizon 2020 Grant (see Note 9), the Company entered into a loan agreement with the Italian Finance Ministry. Borrowings under the loan totaled €0.3 million (approximately $0.3 million at December 31, 2020), net of transaction costs and discounts of approximately €21,000 (approximately $26,000 at December 31, 2020), and the loan bears interest at 0.171% per annum. The Company is required to make payments of interest only on borrowings under the loan agreement on a semiannual basis through and including June 30, 2020 (the interest only termination date), after which payments of principal in equal semiannual installments and accrued interest will be due until the loan matures on June 30, 2028.

In October 2020, the Company borrowed an additional €0.2 million (approximately $0.2 million at December 31, 2020), net of transaction costs of approximately €19,000 (approximately $23,000 at December 31, 2020). The additional borrowings under the loan had the same terms and repayment schedule as the December 2019 loan.

RIF Shareholders Loan

In August 2020, as part of the RIF financing transaction (see Note 11), the Company entered into a loan agreement with the shareholders of RIF. Borrowings under the loan totaled €14.5 million (approximately $17.8 million at December 31, 2020), net of transaction costs of €0.5 million (approximately $0.6 million at December 31, 2020), and the loan bears interest at 6.35% per annum. The Company is required to make payments of interest only on borrowings under the loan agreement on an annual basis starting December 31, 2020 and through and including December 30, 2022 (the interest only termination date), after which payments of principal in equal annual installments and accrued interest will be due until the loan matures on December 31, 2030. If either party exercises its call option or put option on the equity investment as part of the RIF Transaction, the unpaid principal and accrued interest as of that date must be paid by the Company.

UniCredit Loan

In November 2020, the Company entered into a loan agreement with UniCredit. Borrowings under the loan totaled €4.9 million (approximately $6.0 million at December 31, 2020), net of transaction costs and discounts of €0.1 million (approximately $0.1 million at December 31, 2020), and the loan bears interest at 2.12% per annum. The Company is required to make payments of principal and accrued interest on a semiannual basis starting December 10, 2021 until the loan matures on December 10, 2027.

PPP Loan

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted to, amongst other provisions, provide emergency assistance for individuals, families and businesses affected by the COVID-19 pandemic. The CARES Act includes a Paycheck Protection Program (“PPP”) administered through the Small Business Association (“SBA”). Under the PPP, beginning April 3, 2020, small businesses and other entities and individuals could apply for loans from existing SBA lenders and other approved regulated lenders that enroll in the program, subject to numerous limitations and eligibility criteria.

In April 2020, the Company issued a promissory note to Silicon Valley Bank, pursuant to which it received loan proceeds of $0.3 million (the “PPP Loan”) provided under the PPP established under the CARES Act and guaranteed by the U.S. Small Business Administration. In November 2020, the Company was notified by Silicon Valley Bank that the PPP Loan had been fully forgiven by the SBA and there is no remaining balance on its account. The Company recognized income of $0.3 million in other income on the consolidated statements of operations during the year ended December 31, 2020, for debt extinguishment pursuant to ASC 470, Debt.

Future principal payments in connection to debt outstanding as of December 31, 2020 are as follows (in thousands):

2021	$313
2022	2,360
2023	4,683
2024	4,706
2025	4,539
Thereafter	18,486
$35,087